Stock-Based Compensation - Changes in RSUs Granted as Inducement Awards (Details) - $ / shares	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Weighted Average Grant-Date Fair Value
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		$ 29
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)		12.38
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)		$ 17.62
Restricted Stock Units (RSUs) | Inducement Awards
Number of Restricted Stock Units
Unvested shares, beginning of period (in shares)	437,000	949,000
Granted (in shares)	0	0	816,158
Vested (in shares)	(437,000)	(512,000)
Forfeited (in shares)	0	0
Unvested shares, end of period (in shares)	0	437,000	949,000
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 6.1	$ 7.36
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	0	0
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)	6.09	8.43
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)	0	0
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)	$ 0	$ 6.1	$ 7.36